Derivative instruments and risk management - Offsetting (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivative assets
Derivative assets, Gross fair value recognised	$ 37,055	$ 20,821
Derivative assets, Offset applied under master netting agreements	(6,959)	(7,127)
Derivative assets, Net fair value presented in the consolidated balance sheets	30,096	13,694
Derivative assets, Positions not offset in the consolidated balance sheets, Gross fair value of derivatives	(6,811)	(78)
Derivative assets, Positions not offset in the consolidated balance sheets, Cash collateral received/paid	(8,292)	(269)
Derivative assets, Net exposures	14,993	13,347
Derivative liabilities
Derivative liabilities, Gross fair value recognised	18,280	16,056
Derivative liabilities, Offset applied under master netting agreements	(6,959)	(7,127)
Derivative liabilities, Net fair value presented in the consolidated balance sheets	11,321	8,929
Derivative liabilities, Positions not offset in the consolidated balance sheets, Gross fair value of derivatives	(6,811)	(78)
Derivative liabilities, Positions not offset in the consolidated balance sheets, Cash collateral received/paid	0	(185)
Derivative liabilities, Net exposures	4,510	8,666
Net fair value	$ 18,775	$ 4,765